Schedule of investments
Delaware Small Cap Core Fund	August 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.51%
Basic Materials — 6.65%
Balchem	167,783	$ 22,117,155
Boise Cascade	1,589,490	99,072,912
Coeur Mining †	917,982	2,533,630
Huntsman	580,588	16,268,076
Kaiser Aluminum	554,885	39,818,548
Mativ Holdings	1,335,951	31,555,163
Minerals Technologies	1,341,627	78,163,189
Quaker Chemical	232,036	40,448,515
Summit Materials Class A †	2,407,958	68,434,166
Worthington Industries	1,309,089	66,750,448
		465,161,802
Business Services — 3.69%
ABM Industries	1,276,992	59,252,429
ASGN †	867,822	83,918,387
BrightView Holdings †	2,596,094	26,272,471
Casella Waste Systems Class A †	689,720	56,508,760
WillScot Mobile Mini Holdings †	800,056	32,114,248
		258,066,295
Capital Goods — 8.98%
Ameresco Class A †	827,694	56,986,732
Applied Industrial Technologies	728,037	77,186,483
Barnes Group	548,162	17,020,430
Chart Industries †	103,716	20,106,384
Columbus McKinnon	1,181,224	36,180,891
ESCO Technologies	306,632	24,969,044
Federal Signal	1,706,235	68,027,589
Kadant	321,578	57,700,741
KBR	709,314	34,259,866
MYR Group †	824,393	76,619,085
Regal Rexnord	318,502	43,822,690
Tetra Tech	245,221	33,303,464
WESCO International †	317,595	41,820,910
Zurn Elkay Water Solutions	1,449,745	39,983,967
		627,988,276
Communications Services — 0.36%
ATN International	535,648	25,095,109
		25,095,109
NQ-480 [8/22] 10/22 (2460249)    1

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary — 3.64%
American Eagle Outfitters	3,138,409	$ 35,338,485
BJ's Wholesale Club Holdings †	552,100	41,125,929
Hibbett	423,995	24,846,107
Malibu Boats Class A †	1,049,032	62,973,391
Sonic Automotive Class A	422,776	22,487,455
Steven Madden	2,323,471	67,636,241
		254,407,608
Consumer Services — 2.86%
Brinker International †	961,038	23,555,041
Chuy's Holdings †	766,334	17,112,238
Jack in the Box	332,789	26,576,530
Sun Country Airlines Holdings †	994,360	19,807,651
Texas Roadhouse	938,620	83,311,911
Wendy's	1,550,238	29,733,565
		200,096,936
Consumer Staples — 2.57%
Helen of Troy †	240,795	29,769,486
J & J Snack Foods	480,010	71,535,890
Prestige Consumer Healthcare †	1,557,637	78,785,280
		180,090,656
Credit Cyclicals — 2.56%
Dana	2,673,441	41,358,132
KB Home	1,597,138	45,758,004
La-Z-Boy	1,185,301	31,280,093
Taylor Morrison Home †	2,408,215	60,470,279
		178,866,508
Energy — 4.42%
Earthstone Energy Class A †	1,646,317	25,024,018
Patterson-UTI Energy	6,316,702	94,118,860
PDC Energy	1,724,781	117,129,878
Southwestern Energy †	9,694,385	72,610,943
		308,883,699
Financials — 16.96%
American Equity Investment Life Holding	1,194,980	45,409,240
City Holding	506,014	43,016,250
Enterprise Financial Services	825,630	37,747,804
Essent Group	1,401,369	56,040,746
First Bancorp	1,031,840	37,569,294
First Financial Bancorp	2,027,973	43,763,657
2    NQ-480 [8/22] 10/22 (2460249)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
First Foundation	1,466,233	$ 27,799,778
First Interstate BancSystem Class A	1,865,412	75,101,487
Focus Financial Partners Class A †	1,019,020	39,894,633
Hamilton Lane Class A	730,545	50,831,321
Independent Bank	629,035	49,209,408
Independent Bank Group	545,492	36,744,341
Kemper	682,813	31,409,398
NMI Holdings Class A †	2,756,730	56,595,667
Old National Bancorp	4,314,559	72,009,990
Pacific Premier Bancorp	1,466,564	48,044,637
Selective Insurance Group	925,152	73,475,572
SouthState	732,432	57,158,993
Stifel Financial	363,609	21,565,650
Umpqua Holdings	2,617,998	46,443,285
United Community Banks	1,810,274	60,698,487
Valley National Bancorp	4,341,491	50,448,125
WesBanco	1,441,388	49,309,884
WSFS Financial	1,567,760	75,801,196
		1,186,088,843
Healthcare — 18.24%
Agios Pharmaceuticals †	1,117,704	28,501,452
Amicus Therapeutics †	5,054,392	56,760,822
Apellis Pharmaceuticals †	1,140,961	69,039,550
Artivion †	1,992,679	44,157,767
AtriCure †	1,060,508	48,380,375
Azenta	611,606	32,237,752
Blueprint Medicines †	921,837	67,496,905
CONMED	570,502	50,529,362
Halozyme Therapeutics †	1,620,807	66,015,469
Insmed †	2,028,812	49,949,351
Inspire Medical Systems †	293,496	56,201,549
Intercept Pharmaceuticals †	491,221	8,532,509
Ligand Pharmaceuticals †	579,294	53,520,973
Merit Medical Systems †	1,153,840	68,341,943
NeoGenomics †	1,559,453	15,672,503
NuVasive †	977,748	41,564,068
Omnicell †	543,123	55,556,052
Pacific Biosciences of California †	3,104,851	18,194,427
PTC Therapeutics †	1,057,422	52,807,655
Shockwave Medical †	417,998	124,086,886
Supernus Pharmaceuticals †	1,755,002	60,073,718
NQ-480 [8/22] 10/22 (2460249)    3

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
TransMedics Group †	1,452,358	$ 75,566,187
Travere Therapeutics †	2,705,226	72,391,848
Ultragenyx Pharmaceutical †	732,251	34,921,050
Vanda Pharmaceuticals †	2,377,471	25,153,643
		1,275,653,816
Information Technology — 12.80%
Blackline †	487,512	33,121,565
Box Class A †	1,518,516	39,101,787
Consensus Cloud Solutions †	773,645	38,953,026
ExlService Holdings †	646,514	108,426,863
Ichor Holdings †	775,544	23,824,712
II-VI †	987,724	46,650,204
MACOM Technology Solutions Holdings †	565,538	31,189,421
MaxLinear †	1,682,829	60,464,046
NETGEAR †	622,320	14,680,529
Ping Identity Holding †	1,011,477	28,462,963
Q2 Holdings †	1,035,932	41,147,219
Rapid7 †	931,869	53,582,467
Semtech †	942,401	43,529,502
Silicon Laboratories †	406,105	50,897,140
Sprout Social Class A †	529,095	31,766,864
Upwork †	1,164,412	20,260,769
Varonis Systems †	1,693,666	46,321,765
WNS Holdings ADR †	885,898	74,636,906
Yelp †	1,313,095	44,868,456
Ziff Davis †	819,614	63,339,770
		895,225,974
Media — 0.63%
IMAX †	1,582,689	24,816,564
Nexstar Media Group Class A	99,245	18,987,553
		43,804,117
Real Estate Investment Trusts — 6.95%
American Assets Trust	1,254,626	34,828,418
Armada Hoffler Properties	2,695,332	35,389,709
DiamondRock Hospitality †	4,929,432	43,033,941
EastGroup Properties	271,732	44,843,932
Four Corners Property Trust	1,188,738	31,965,165
Independence Realty Trust	2,073,586	40,331,248
Kite Realty Group Trust	2,927,955	56,685,209
LXP Industrial Trust	3,442,941	34,635,986
4    NQ-480 [8/22] 10/22 (2460249)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate Investment Trusts (continued)
National Storage Affiliates Trust	953,802	$ 48,186,077
Pebblebrook Hotel Trust	1,827,875	32,207,158
Physicians Realty Trust	3,351,100	55,829,326
RPT Realty	2,958,624	28,491,549
		486,427,718
Technology — 1.43%
Instructure Holdings †	1,359,284	30,896,526
SPS Commerce †	225,611	27,551,615
Verint Systems †	864,872	41,937,643
		100,385,784
Transportation — 2.43%
Allegiant Travel †	342,453	33,046,714
Hub Group Class A †	920,539	73,468,218
Werner Enterprises	1,598,719	63,613,029
		170,127,961
Utilities — 2.34%
Black Hills	655,259	49,458,949
NorthWestern	822,260	43,563,335
South Jersey Industries	310,618	10,514,419
Spire	863,573	60,355,117
		163,891,820
Total Common Stocks (cost $5,884,885,277)		6,820,262,922

Short-Term Investments — 2.33%
Money Market Mutual Funds — 2.33%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.02%)	40,809,252	40,809,252
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.03%)	40,809,251	40,809,251
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.19%)	40,809,251	40,809,251
NQ-480 [8/22] 10/22 (2460249)    5

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.11%)	40,809,251	$ 40,809,251
Total Short-Term Investments (cost $163,237,005)		163,237,005
Total Value of Securities—99.84% (cost $6,048,122,282)		6,983,499,927

Receivables and Other Assets Net of Liabilities—0.16%		10,844,466
Net Assets Applicable to 260,444,994 Shares Outstanding—100.00%		$6,994,344,393
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
6    NQ-480 [8/22] 10/22 (2460249)